SUPPLEMENT DATED MARCH 19, 2010
TO
PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

The name of Rydex Global Advisors is deleted from the prospectus and is replaced by PADCO Advisors II, Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Accolade NY (Rydex) 2010